UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Elliot Bossen
Title:     Managing Member
Phone:    (919) 969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina       May 15, 2006
---------------------  -----------------------------     ------------------
     [Signature]             [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: $6,168
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13-F File Number       Name
---         ----------------------      -------------------------

 1           28-10793                   Silverback Master, Ltd.

                                           FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2  COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                   VALUE        SHRS OR   SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION      MGRS  SOLE  SHARED    NONE
--------------                 --------   -----       --------      -------   --- ----   ----------      ----  ----  ------    ----
CLEAR CHANNEL COMMUNICATIONS     COM      184502102      725           25,000 SH         Shared-Defined  1            25,000
DOR BIOPHARMA INC                COM      258094101      586        1,776,000 SH         Shared-Defined  1         1,776,000
YM BIOSCIENCES INC               COM      984238105    2,844          515,900 SH         Shared-Defined  1           515,900
CV THERAPEUTICS INC              COM      126667104      287           13,000 SH         Shared-Defined  1            13,000
GENTA INC                      COM NEW    37245M207      108           50,000 SH         Shared-Defined  1            50,000
YM BIOSCIENCES INC               COM      984238105    1,618          212,065 SH         Shared-Defined  1           212,065


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